Other Employee-Related Obligations - Rollforward (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Other Provisions
Provisions	€ 380
Current provisions at beginning of the period	149
Current provisions at end of the period	110
Non-current provisions at beginning of the period	328
Non-current provisions at end of the period	270
Other employee-related provisions as part of B/S provisions
Other Provisions
Balance at beginning of period	141
Addition	97
Utilization	(155)
Release	(5)
Currency Impact	(1)
Balance at end of the period	€ 77
Other employee-related provisions as % of provisions	20.00%
Current provisions at beginning of the period	€ 24
Addition, current	53
Utilization, current	(48)
Release, current	(3)
Currency Impact, current	(1)
Current provisions at end of the period	€ 25
Other employee-related provisions as % of total provisions, current	23.00%
Non-current provisions at beginning of the period	€ 117
Addition, non-current	44
Utilization, non-current	(107)
Release, non-current	(2)
Currency Impact, non-current	0
Non-current provisions at end of the period	€ 52
Other employee-related provisions as % of total provisions, non-current	19.00%